Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents [Line Items]
Cash on hand
Bank deposits	407,311	243,530
Other monetary funds		277,386
Cash and cash equivalents	407,311	520,916
Renminbi [Member]
Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	405,534	520,883
Hong Kong Dollars [Member]
Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	1,776	33
Total [Member]
Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 407,311	$ 520,916